Schedule of credit risk exposure by type (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 1,934,713	₨ 870,452
Other financial assets	688,649	692,030
Total	₨ 2,623,362	₨ 1,562,482